Shareholders' Equity - Weibo Share Based Plan (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2015	Mar. 31, 2014	Aug. 31, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Ordinary shares available for issuance (in shares)				3,478,000
Stock-based compensation expense				$ 121,871	$ 95,069	$ 91,387
2010 Weibo Incentive Plan
Stock-based compensation
Term of share incentive plan			10 years
Ordinary shares available for issuance (in shares)			35,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right (in shares)			1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units (in shares)			1.75
2014 Plan
Stock-based compensation
Term of share incentive plan		10 years
Ordinary shares available for issuance (in shares)		4,600,000
Number of shares from new added shares (in shares)		1,000,000.0
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued (as a percent)	10.00%
Stock-based compensation expense				$ 61,300	41,000	48,000
Amortization period				4 years
Weibo
Stock-based compensation
Stock-based compensation expense				$ 61,289	41,011	48,037
Costs of revenues
Stock-based compensation
Stock-based compensation expense				11,859	10,128	9,257
Costs of revenues | Weibo
Stock-based compensation
Stock-based compensation expense				5,251	3,522	3,716
Sales and marketing
Stock-based compensation
Stock-based compensation expense				24,499	21,942	20,790
Sales and marketing | Weibo
Stock-based compensation
Stock-based compensation expense				9,828	6,837	8,264
Product development
Stock-based compensation
Stock-based compensation expense				38,991	30,830	29,163
Product development | Weibo
Stock-based compensation
Stock-based compensation expense				28,628	21,187	21,879
General and administrative
Stock-based compensation
Stock-based compensation expense				46,522	32,169	32,177
General and administrative | Weibo
Stock-based compensation
Stock-based compensation expense				$ 17,582	$ 9,465	$ 14,178